STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)													1 Months Ended							3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 10, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 21, 2023	Jun. 21, 2023 USD ($) Integer $ / shares shares		May 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 21, 2022	Oct. 13, 2022 USD ($) shares	May 10, 2022 USD ($) shares	May 05, 2022 $ / shares shares	Oct. 31, 2023 shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 12, 2022 shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Common stock, share authorized										1,000,000,000										1,000,000,000						1,000,000,000		1,000,000,000	1,000,000,000	200,000,000
Aggregate shares authorized										1,010,000,000
Reverse stock split			one-for-25						one-for-100
Common stock par value | $ / shares																				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Voting rights																										one		one vote per share
Common shares issued for cash, shares																			1									25,543
Issuance of Series A preferred stock | $						$ 25,000														$ 742,513	$ 2,877,475	$ 1,736,206						$ 4,463,076
Common stock issued for services (in shares)																	2,378
Common stock issued for services | $																	$ 499,338			$ 88,369		$ 224,265	$ 1,157,090		$ 499,338			499,338
Fair value per share | $ / shares																	$ 210.00								$ 210.00
Issuance of common stock pursuant to disposition | $				$ (1,357,043)	[1]																			$ 1,357,043				$ 1,357,043
Combined purchase price | $ / shares		$ 486.50													$ 486.50
Number of warrants exercised		2,476
Warrants exercise price | $ / shares		$ 6,562.50													$ 6,562.50													$ 471.50
Proceeds from exercise of warrants | $		$ 1,167,566
Shares issued in accrued amounts owed to Sundry executives based on their employment agreements														856
Proceeds from exercise of warrants | $														$ 500,000
Common stock issued pursuant to consulting agreement | $																			$ 123,000										$ 123,000
Preferred stock | $																							$ 25,000					$ 25,000
Consideration upon redemption | $						$ 25,000
Proceeds from issuance of common stock | $											$ 8,100,000															$ 5,356,194		8,145,381
Net proceeds of after deducting underwriting discounts and commissions | $																												700,000
Direct offering expenses | $																												500,000
Aggregate gross proceeds from Offering | $																											$ 1,167,566
Sunnyside LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock issued																													73
Fair value of shares issued | $																													$ 1,000,000
Convertible Promissory Notes December 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares																													48
Fair value of shares issued | $																													$ 264,000
Series C Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted													975													3,442
Convertible preferred stock																				3,841						3,841
Preferred stock | $																				$ 1						$ 1		$ 1
Preferred stock, shares outstanding (in shares)																				1,643						1,643		4,786	0
Preferred stock, par value (in dollars per share) | $ / shares																				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Redemption percentage				112.00%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock													1,088
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock | $										$ 25,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock | $																																$ 25,000
Preferred stock, shares outstanding (in shares)																																250,000,000
Series Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock | $																												$ 1	$ 1		$ 1,000
Preferred stock, shares authorized (in shares)																												6,300	6,300		6,800
Conversion price (in dollars per share) | $ / shares																															$ 9.30
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001
Number of votes per share						250,000,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001
2023 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services (in shares)	1,260
Common stock issued for services | $	$ 657,090
Fair value per share | $ / shares	$ 521.50
Aggregate number of common stock issuable	1,300
Term for non-recourse promissory notes	5 years
Equity Purchase Agreement [Member] | Oasis and First Fire Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares resulting from conversion																													1,596
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $								$ 10,000,000.0
Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Combined purchase price | $ / shares								$ 275
Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares								36,364
Combined purchase price | $ / shares								$ 275
Warrants exercise price | $ / shares								0.0001
Warrants exercisable | $ / shares								$ 33,004
Aggregate gross proceeds from Offering | $								$ 10,000,000
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares resulting from conversion				5,761
Fair value per share | $ / shares				$ 1,000
Conversion price (in dollars per share) | $ / shares				0.717
Preferred stock, par value (in dollars per share) | $ / shares				0.0001
Convertible preferred stock value | $ / shares				$ 1,000
Number of trading days | Integer				5
Convertible preferred stock value | $				$ 1,000
D.Jones Tailored Collection Ltd [Member] | HJ Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock pursuant to disposition (in shares)				39,052												39,052
Issuance of common stock pursuant to disposition | $																$ 1,357,043
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares																		2,200
Issuance of Series A preferred stock | $																		$ 322,300
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares																				28,094	7,575	8,898
Number of shares resulting from conversion		640
Warrants issued		9,638													9,638
Gross proceeds | $																												$ 5,000,000.0
Net proceeds | $																												$ 4,300,000
Issuance of Series A preferred stock | $																				$ 3	$ 1	$ 1
Common stock issued for services (in shares)																				1,211		1,372	2,103		95	2,582
Common stock issued for services | $																										$ 312,634
Issuance of common stock pursuant to disposition (in shares)																								1,562
Issuance of common stock pursuant to disposition | $
Conversion of stock, shares converted													1,088
Convertible preferred stock																				3,841						3,841		1,001
Preferred stock | $
Common Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares authorized								168,000
Warrants issued								3,360
Proceeds from issuance of common stock | $								$ 9,000,000.0
Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split conversion ratio							9,500
Common Warrants [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares																												9,500
Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares																												16,043
Volume weighted average							195.75
Number of shares resulting from conversion							16,043																					16,043
Warrants issued		9,638					16,043								9,638
Number of warrants issued		9,638
Number of warrants exercised																												9,638
Warrants exercise price | $ / shares																												$ 471.50
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								33,004
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable | $ / shares								$ 33,004
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		9,638													9,638
Class B Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								3,360
Class B Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								33,004
Class C Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								3,360
Class C Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								33,004
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares							9,500
Proceeds from Issuance of Private Placement | $							$ 5,000,000								$ 5,000,000
Combined purchase price | $ / shares		$ 486.50													$ 486.50
Aggregate net proceeds | $															$ 3,800,000
Number of warrants amended		3,931
Warrants exercise price | $ / shares		$ 4,750.00													$ 4,750.00
Reduce the exercise price of the Amended Warrants | $ / shares		$ 471.50													$ 471.50
Private Placement [Member] | Series Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares		640
Private Placement [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares		640
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for cash, shares											7,478
Fair value per share | $ / shares												$ 1,150
Combined purchase price | $ / shares												$ 1,250.00
Number of shares agreed to issued and sell												7,478
Number of option days granted to purchase an additional shares												45 days
Maximum number of additional shares allowed to purchase within 45 option days												1,122
Proceeds from issuance of common stock, gross | $											$ 9,300,000

[1]	Represents the fair value of 39,052 shares of common stock issued to D. Jones.